PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of computer software		$ (841)
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of computer software		$ 265
Moncton Campus - Phase 4C (asset specific) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fair value less cost to dispose	$ 1,328
Impairment loss	37,749
Contractually committed future costs	$ 1,050